4. Property and Equipment: Property, Plant and Equipment (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Property, Plant and Equipment
December 31, 2012
Computer equipment	$709,826
Equipment	46,731
Office furniture	127,670
884,227
Less accumulated depreciation	(679,072)
Property and equipment, net	$205,155